Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets	$ 170,863	$ 257,252
Less: allowance for expected credit losses	(1,845)	(788)	$ (877)
Total	$ 169,018	$ 256,464